SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Balance at beginning of the year	$ (2,107)	$ (3,450,141)
Additions	(82)	(2,098)	(3,450,141)
Foreign currency translation	306	(9)
Write-offs	1,801	3,450,141
Balance at end of the year	$ (82)	$ (2,107)	$ (3,450,141)